Inventories, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of March 31, 2025	As of September 30, 2024
Finished goods	$116,293	$131,408
Goods in transit	-	27,960
Inventory valuation allowance	(80,618)	(93,037)
Inventories, net	$35,675	$66,331

Movement of inventory valuation allowance is as follows:

	As of March 31, 2025	As of September 30, 2024
Balance at the beginning of the year	$93,037	$83,889
Addition	4,328	11,858
Write-offs	(12,483)	(6,589)
Foreign currency translation adjustment	(4,264)	3,879
Balance at the end of the year	$80,618	$93,037

5. INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2024	2023
Finished goods	$131,408	$763,621
Goods in transit	27,960	-
Inventory valuation allowance	(93,037)	(83,889)
Inventories, net	$66,331	$679,732

Movement of inventory valuation allowance is as follows:

	As of September 30,
	2024	2023
Balance at the beginning of the year	$83,889	$100,785
Addition	11,858	19,982
Write-offs	(6,589)	(34,732)
Foreign currency translation adjustment	3,879	(2,146)
Balance at the end of the year	$93,037	$83,889